State Street Bank and Trust Company

Legal Services Department

100 Summer Street, Mailstop: SUM0703

Boston, MA 02111

February 28, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Taiwan Fund, Inc. (the “Fund”)
File No. 811-04893

Dear Sir/Madam:

On behalf of the above referenced Fund, transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is an amended preliminary copy of the Notice and Proxy Statement to be sent to stockholders in connection with the Annual Meeting of Stockholders of the Fund to be held on April 17, 2018. The close of business on February 23, 2018 is the record date for the determination of stockholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purposes:

(1)	To elect directors to serve for the ensuing year;

(2)	To amend the Fund’s by-laws to remove a fundamental policy that restricts the Fund from investing more than 10% of the Fund’s total assets (taken at current value) in a single issuer;

(3)	To amend the Fund’s by-laws to amend a fundamental policy to require the Fund to invest more than 25% of its total assets (taken at current value) in the semi-conductor industry; and

(4)	To transact such other business as may properly come before the Meeting or any adjournments thereof.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

If you have any questions concerning this filing, you may contact me at (617) 662-1504.

Very truly yours,

/s/ Brian F. Link
Brian F. Link
Secretary of the Fund

Enclosures